Fair Value Measurement	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair Value Measurement
Note 5:
Fair Value Measurement

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, accounts receivable, prepaid expenses and other assets, accounts payable, accrued expenses and other liabilities, approximate their fair value due to the short-term maturities of such instruments.

The hierarchy for inputs used in measuring fair value is broken down into three levels based on the inputs as follows:

Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments.

Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The liability with respect to the Earn-Out Consideration regarding the End 2 End Acquisition is classified within Level 3, as this liability is valued using valuation models. Some of the inputs to these models are unobservable in the market.

The following table sets forth the Company’s assets that were measured at fair value on a recurring basis as of June 30, 2026, and December 31, 2025, by level within the fair value hierarchy:

		Fair value measurements using input type
	Fair value	June 30,	December 31
	hierarchy	2026	2025
		$ thousands
Derivatives instruments	Level 2	727	1,240

Earn-Out	Level 3	1,135	1,000

The change in Earn-Out during the six months ended in June 30 2026 was classified into net income (loss).